Amortized Accumulated Other Comprehensive Income Into Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	$ 730	$ 464	$ (95)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	73
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	$ 7